PREPAYMENTS, RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

5. PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Current:
Prepaid rental and other deposits	1,625,026	1,552,279
Inventories of properties (i)	—	1,090,661
Other inventories	304,208	519,215
Advances to suppliers	574,170	692,542
VAT-input deductible	707,416	637,686
Capitalized costs of obtaining contracts and prepaid initial direct costs (ii)	338,811	551,461
Deposits paid to real estate developers (iii)	222,604	196,241
Investment guarantee deposit (iv)	—	153,577
Deposit paid for acquisition of land used for properties development (v)	—	122,430
Prepaid income tax	177,560	64,163
Staff advances	65,253	59,762
Receivable related to employees’ exercise of share-based awards	88,739	44,521
Interests receivable	14,664	15,263
Receivables from escrow account	6,676	9,992
Others	541,849	542,907
Total	4,666,976	6,252,700

Non‑current:
Deferred tax asset (Note 18)	1,113,692	1,005,127
VAT-input deductible	192,991	194,818
Prepayment for land use right (vi)	154,575	—
Others	11,783	22,332
Total	1,473,041	1,222,277
(i)	Inventories of properties

Inventories of properties represent development expenditures incurred related to the Group’s property under development in Chengdu under Beihaojia business.

(ii)	Capitalized costs of obtaining contracts and prepaid initial direct costs

For the years ended December 31, 2023 and 2024, RMB587.2 million and RMB876.2 million are amortized respectively.

(iii)	Deposits paid to real estate developers

Deposits paid to real estate developers refer to the earnest deposits paid by the Group to developers for new home transaction service contracts.

(iv)	Investment guarantee deposit

Investment guarantee deposit represents deposit paid for an equity investment under Beihaojia business.

5. PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (CONTINUED)

(v)	Deposit paid for acquisition of land used for properties development

Deposit paid for acquisition of land used for properties development represents the deposit paid for acquisition of the residential land parcel in Shanghai under Beihaojia business.

(vi)	Prepayment for land use right

The Group entered into a 40 years land use right purchase agreement in October 2023 at a total consideration of RMB309.2 million. Pursuant to the agreement, RMB154.6 million has been paid off as of December 31, 2023 and the rest RMB154.6 million was paid off in January 2024. The land use right purchased related to a parcel of land located in Hangzhou, which was acquired for the Group’s home renovation and furnishing business. The Group has obtained the land use right certification in July 2024.